CONSOLIDATED AND COMBINED STATEMENT OF STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Parent company net investment
Beginning balance at Dec. 31, 2020	$ 235,537					$ 235,537
Net loss	(27,042)					(27,042)
Parent allocation of shared-based compensation	15,065					15,065
Net transfers from parent company	10,747					10,747
Unrealized net gain on available-for-sale securities	0
Ending balance, in shares at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021	234,307	$ 0	$ 0	$ 0	$ 0	234,307
Net loss	(22,334)				11,252	(33,586)
Parent allocation of shared-based compensation	14,444					14,444
Net transfers from parent company	15,047					15,047
Consummation of Separation transaction (in shares)		97,611,032
Consummation of Separation transaction	0	$ 10	230,202			(230,212)
Issuance of Common Stock upon Business Combination (in shares)		17,209,070
Issuance of common stock upon Business Combination, net of transaction costs	95,769	$ 2	95,767
Issuance of common stock under employee stock compensation plans, net (in shares)		398,127
Issuance of common stock under employee stock compensation plans, net of tax	253		253
Share-based compensation	3,878		3,878
Unrealized net gain on available-for-sale securities	9			9
Ending balance, in shares at Dec. 31, 2022		115,218,229
Ending balance at Dec. 31, 2022	$ 341,373	$ 12	$ 330,100	$ 9	$ 11,252	$ 0